Description of Business and Basis for Preparation - IFRS 16 Leases reconciliation of lease liabilities (Details) - EUR (€) € in Thousands	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating lease commitments as of December 31, 2018 as disclosed in the Group's consolidated financial statements		€ 2,261
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Contracts not containing a lease	€ (874)
Operating lease commitments as of January 1, 2019	€ 1,387
Lessee's weighted average incremental borrowing rate applied to lease liabilities	2.79%
Discounted using the weighted average incremental borrowing rate of 2.79% at January 1, 2019	€ 1,331
Recognition exemption for leases with less than 12 months of lease term at transition	(14)
Lease liabilities recognized on January 1, 2019	€ 1,317